FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 1) - 3 months ended Mar. 31, 2015	Total
Fair Value Of Financial Instruments Details 1
Risk free interest rate	0.56%
Stock volatility factor	26.08%
Months to Maturity	1 year 8 months
Expected dividend yield